SCHEDULE OF OTHER INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease Right-of-use Asset And Lease Liabilities
Operating cash flow to operating lease	$ 24,452	$ 22,712	$ 94,981	$ 93,691
Right-of-use assets obtained in exchange for operating lease liabilities
Remaining lease term for operating lease (years)	8 years 9 months 10 days	8 years 5 months 15 days	7 years 9 months 18 days	8 years 8 months 15 days
Weighted average discount rate for operating lease	6.40%	5.40%	5.58%	5.40%